Financial Assets Measured At Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2022
Categories of financial assets [abstract]
Summary of Financial Assets Measured at Amortized Cost

	December 31, 2022	December 31, 2021
	US$’000	US$’000
Financial assets measured at amortized cost	—	29,937